SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of estimated useful lives of property and equipment	12 Months Ended
Dec. 31, 2022
Computer and electronic equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	3 years
Furniture and office equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	5 years
Building [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	20 years
License [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	20 years
Software and Software Development Costs [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	5 years
Leasehold Improvements [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	Over the shorter of the remaining lease term or estimated useful life